ING VARIABLE PRODUCTS TRUST

ING VP Financial Services Portfolio

Supplement dated February 1, 2008 to the

Class I Prospectus and Class S Prospectus

each dated April 30, 2007

On January 31, 2008, the Board of Trustees of ING Variable Products Trust approved a proposal to liquidate ING VP Financial Services Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PRODUCTS TRUST

ING VP Financial Services Portfolio

Supplement dated February 1, 2008 to the

Adviser Class, Class I and Class S

Statement of Additional Information (“SAI”)

dated April 30, 2007

On January 31, 2008, the Board of Trustees of ING Variable Products Trust approved a proposal to liquidate ING VP Financial Services Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE